Statements of Convertible Preferred Shares and Changes in Shareholders’ Equity - USD ($) $ in Thousands		Convertible Preferred A Shares	Ordinary Shares		Additional paid in capital	Accumulated Deficit	Total
Balance at Dec. 31, 2019			$ 25	[1]	$ 33,052	$ (23,412)	$ 9,665
Balance (in Shares) at Dec. 31, 2019			9,136,600	[1]
Issuance of convertible preferred shares, net of issuance costs	[2]	$ 4,965		[1]
Issuance of convertible preferred shares, net of issuance costs (in Shares)	[2]	51,282		[1]
Share-based payment				[1]	1,949		1,949
(in Shares)	[1]
Net loss				[1]		(10,707)	(10,707)
(in Shares)	[1]
Balance at Dec. 31, 2020		$ 4,965	$ 25	[1]	35,001	(34,119)	907
Balance (in Shares) at Dec. 31, 2020		51,282	9,136,600	[1]
Issuance of convertible preferred shares		$ 5,000		[1]
Issuance of convertible preferred shares (in Shares)	[1]
Issuance of shares as a result of exercise of options				[1],[3]	127		127
Issuance of shares as a result of exercise of options (in Shares)	[1]		20,724
Share-based payment				[1]	859		859
(in Shares)	[1]
Net loss				[1]		(10,220)	(10,220)
(in Shares)	[1]
Balance at Dec. 31, 2021		$ 9,965	$ 25	[1]	35,987	(44,339)	(8,327)
Balance (in Shares) at Dec. 31, 2021		51,282	9,157,324	[1]
Issuance of convertible preferred shares		$ 2,000		[4]
Issuance of convertible preferred shares (in Shares)		10,256		[4]
Conversion of convertible preferred shares into ordinary shares upon completion of initial public offering		$ (11,965)	$ 8	[4]	11,957		11,965
Conversion of convertible preferred shares into ordinary shares upon completion of initial public offering (in Shares)		(61,538)	2,707,672	[4]
Issuance of units of ordinary shares and warrants in connection with the initial public offering, net of issuance costs	[5]		$ 12	[4]	13,575		13,587
Issuance of units of ordinary shares and warrants in connection with the initial public offering, net of issuance costs (in Shares)	[5]		3,787,241	[4]
Conversion of convertible debt into ordinary shares upon completion of initial public offering			$ 1	[4]	999		1,000
Conversion of convertible debt into ordinary shares upon completion of initial public offering (in Shares)			242,131	[4]
Issuance of shares as a result of exercise of options				[3],[4]	10		10
Issuance of shares as a result of exercise of options (in Shares)			1,672	[4]
Share-based payment				[4]	505		505
(in Shares)	[4]
Net loss				[4]		(10,475)	(10,475)
(in Shares)	[4]
Balance at Dec. 31, 2022			$ 46	[4]	$ 63,033	$ (54,814)	$ 8,265
Balance (in Shares) at Dec. 31, 2022	[4]		15,896,040

[1]	Retroactively adjusted to reflect the issuance of bonus shares effected on February 13, 2022 (see note 1C)
[2]	Issuance costs in the amount of approximately $35.
[3]	Represents an amount less than $1.
[4]	Retroactively adjusted to reflect the issuance of bonus shares effected on February 13, 2022 (see note 1C)
[5]	Issuance costs in the amount of approximately $2,060.